LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 9) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 83,315	$ 78,298
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	32,401	27,185
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	39,972	41,072
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	$ 10,942	$ 10,041